Financial Instruments (Fair Values And Balance Sheet Locations Of Derivative Instruments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Designated As Cash Flow [Member]
Derivative [Line Items]
Asset Derivatives	$ 2	$ 3
Liability Derivatives	(11)	(60)
Derivatives Designated As Cash Flow [Member] | Interest Rate Swap Contracts [Member] | Other Current Liabilities [Member]
Derivative [Line Items]
Liability Derivatives	(10)	(36)
Derivatives Designated As Cash Flow [Member] | Interest Rate Swap Contracts [Member] | Other Noncurrent Liabilities [Member]
Derivative [Line Items]
Liability Derivatives		(8)
Derivatives Designated As Cash Flow [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Asset Derivatives	2
Derivatives Designated As Cash Flow [Member] | Commodity Contracts [Member] | Other Current Liabilities [Member]
Derivative [Line Items]
Liability Derivatives	(1)	(16)
Derivatives Designated As Cash Flow [Member] | Foreign Currency Contracts [Member] | Other Current Liabilities [Member]
Derivative [Line Items]
Asset Derivatives		3
Derivatives Not Designated As Cash Flow Hedging Instruments [Member] | Commodity Contracts [Member] | Other Current Liabilities [Member]
Derivative [Line Items]
Liability Derivatives	$ (10)